ORIX Corporation Shareholders' Equity - Additional Information (Detail) - Officer's Compensation Board Incentive Plan - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Total dividends paid	¥ 152	¥ 120
Effective Date
Class of Stock [Line Items]
Total dividends paid	¥ 220	¥ 120